Shareholders' equity - Capital adequacy (Details) - USD ($) $ in Millions	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 risk based capital to risk weighted assets (percent)	10.60%		10.80%
Tier 1 risk based capital to risk weighted assets (percent)	12.60%		12.30%
Capital to risk weighted assets (percent)	13.00%		12.50%
Tier 1 leverage capital to average assets (percent)	6.60%		6.00%
Excess CET1 risk based capital to be adequately capitalized	$ 8,716
Excess Tier 1 risk based capital to be well capitalized	9,530
Excess total risk based capital to be well capitalized	5,152
Excess Tier 1 leverage capital to be adequately capitalized	8,393
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	18,093		$ 18,417
Total Tier 1 capital	21,465		20,936
Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Average assets for leverage capital purposes	326,809		351,435
Common shareholders’ equity | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	35,794		36,067
Goodwill and intangible assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	(17,314)		(17,295)
Net pension fund assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	(55)		(46)
Total Tier 1 capital	(36)		(70)
Deferred tax assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	(313)		(296)
Deferred Tax Assets [Member] | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	(19)		(8)
Other | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total CET1	0		(5)
Preferred stock | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	3,542		2,552
Trust preferred securities | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	0		74
Total Tier 2 capital	148		222
Disallowed deferred tax assets | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(13)		(12)
Subordinated debt | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	550		149
Allowance for credit losses | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	281		275
Other Tier One | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 1 capital	(121)		(25)
Other Tier Two | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	(12)		(12)
Allowance for credit losses | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	281		275
Excess of expected credit losses | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	50		37
Basel III Transitional Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	147,671		159,893
Basel III Transitional Standardized Approach | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	967		634
Total capital	22,432		21,570
Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	170,495		170,384
Basel III Transitional Advanced Approach | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Tier 2 capital	736		396
Total capital	22,201		21,332
Credit Risk | Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	97,659		106,974
Market Risk | Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	2,836		2,148
Operational Risk | Basel III Transitional Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets	$ 70,000		$ 61,262
BNY Mellon N. A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital to risk weighted assets (percent)		10.94%	9.89%
Tier 1 risk based capital required to be well capitalized to risk weighted assets (percent)	6.00%
Capital required to be well capitalized to risk weighted assets (percent)	10.00%
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 risk based capital to risk weighted assets (percent)	13.60%		11.80%
Tier 1 risk based capital to risk weighted assets (percent)	13.90%		12.30%
Capital to risk weighted assets (percent)	14.20%		12.50%
Tier 1 leverage capital to average assets (percent)	7.20%		5.90%
Capital required to be well capitalized to risk weighted assets (percent)	10.00%
CET1 capital required to be well capitalized to RWA	6.50%
Tier one leverage capital required to be well capitalized to average assets (percent)	8.00%
Tier 1 leverage capital required for capital adequacy to average assets (percent)	5.00%
Excess CET1 risk based capital to be adequately capitalized	$ 9,644
Excess Tier 1 risk based capital to be well capitalized	8,091
Excess total risk based capital to be well capitalized	5,747
Excess Tier 1 leverage capital to be adequately capitalized	$ 5,824